UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: October 31

Date of reporting period: July 1, 2012 - June 30, 2013

Item 1.	Proxy Voting Record

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ICA File Number: 811-21622
Reporting Period: 07/01/2012 - 06/30/2013
Thrivent Cash Management Trust

======================== Thrivent Cash Management Trust ========================

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

Ticker:                      Security ID:  26200V104
Meeting Date: AUG 03, 2012   Meeting Type: Special
Record Date:  JUN 05, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gordon J. Davis          For       For          Management
1.2   Elect Director Nathan Leventhal         For       For          Management
1.3   Elect Director Benaree Pratt Wiley      For       For          Management

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 27, 2013	THRIVENT CASH MANAGEMENT TRUST

/s/ Russell W. Swansen

Russell W. Swansen
President